Change in the scope of consolidation (Details 1) R$ in Thousands	Dec. 31, 2015 BRL (R$)
Acquisition Of Bonsucesso Book Value [Abstract]
Financial assets - available-for-sale	R$ 121,468
Loans and Receivables	508,147
Others Assets	374,151
Intangible Assets	0	[1]
Total assets	1,003,766
Financial liabilities	466,162
Others liabilities	397,604
Total liabilities	863,766
Capital increase by Aymore CFI	460,000
Total of net assets acquired	600,000
Non-controlling interest	0	[2]
Total consideration transferred by Aymore to acquire control	0
Goodwill	0	[3]
Fair value
Financial assets - available-for-sale	121,468
Loans and Receivables	508,147
Others Assets	374,151
Intangible Assets	62,000	[1]
Total assets	1,065,766
Acquisition of Bonsucesso - Fair value - Financial liabilities	466,162
Others liabilities	397,604
Total liabilities	863,766
Capital increase by Aymore CFI	460,000
Total of net assets acquired	662,000
Non-controlling interest	264,800	[2]
Total consideration transferred by Aymore to acquire control	460,000
Goodwill	R$ 62,800	[3]

[1]	Intangible assets identified relate to brand and client relationship with estimated useful life of 10 years and 4 years, respectively.
[2]	The amount of non-controlling interests were measured at R$240 million as the proportional value of the net assets of the investee.
[3]	Goodwill will be tax deductible under current legislation.